Consolidated Balance Sheets In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)
Cash and cash equivalents:
Cash	$ 326,015	¥ 24,317,000	¥ 26,981,000
Time deposits	8,434		698,000
Total	334,449	24,317,000	27,679,000
Marketable securities (Notes 3, 19 and 20)	58,229	6,529,000	4,819,000
Notes and accounts receivable:
Trade notes	6,042	469,000	500,000
Trade accounts (Note 17)	246,145	21,116,000	20,371,000
Allowance for returns and doubtful receivables (Note 4)	(18,717)	(1,972,000)	(1,549,000)
Inventories (Note 5)	374,045	32,103,000	30,956,000
Deferred income taxes (Note 16)	62,035	4,595,000	5,134,000
Other current assets (Notes 17, 19 and 20)	31,247	2,776,000	2,586,000
Total current assets	1,093,475	89,933,000	90,496,000
PROPERTY, PLANT AND EQUIPMENT:
Land (Notes 9, 17 and 20)	263,097	22,012,000	21,774,000
Buildings and building improvements (Notes 9, 11, 17 and 20)	728,879	61,585,000	60,322,000
Machinery and equipment	169,442	14,773,000	14,023,000
Construction in progress	1,124	103,000	93,000
Total	1,162,542	98,473,000	96,212,000
Accumulated depreciation	(561,467)	(46,653,000)	(46,467,000)
Net property, plant and equipment	601,075	51,820,000	49,745,000
OTHER ASSETS:
Investments in affiliated companies (Note 6)	177,646	14,769,000	14,702,000
Investments (Notes 3, 9, 19 and 20)	394,780	35,828,000	32,672,000
Goodwill (Notes 7, 8 and 20)	125,266	11,203,000	10,367,000
Other intangible assets (Notes 7,8 and 20)	124,759	12,351,000	10,325,000
Prepaid pension expense (Note 12)	1,909	263,000	158,000
Deferred income taxes (Note 16)	10,621	935,000	879,000
Other	72,511	6,285,000	6,001,000
Total other assets	907,492	81,634,000	75,104,000
TOTAL	2,602,042	223,387,000	215,345,000
CURRENT LIABILITIES:
Short-term bank loans (Note 9)	73,913	7,941,000	6,117,000
Notes and accounts payable:
Trade notes	19,611	2,174,000	1,623,000
Trade accounts (Note 17)	126,957	9,161,000	10,507,000
Other payables	68,874	5,975,000	5,700,000
Accrued payroll and bonuses	74,928	5,927,000	6,201,000
Income taxes payable (Note 16)	22,595	2,105,000	1,870,000
Current portion of long-term debt (Notes 9 and 19)	846	108,000	70,000
Other current liabilities (Notes 12, 16, 19 and 20)	28,214	2,292,000	2,335,000
Total current liabilities	415,938	35,683,000	34,423,000
LONG-TERM LIABILITIES:
Long-term debt (Notes 9 and 19)	2,586	80,000	214,000
Liability for termination and retirement benefits (Note 12)	26,583	2,269,000	2,200,000
Deferred income taxes (Note 16)	89,910	9,380,000	7,441,000
Other long-term liabilities (Notes 11, 12 and 16)	26,583	2,422,000	2,200,000
Total long-term liabilities	145,662	14,151,000	12,055,000
COMMITMENTS AND CONTINGENCIES (Notes 9 and 10)
WACOAL HOLDINGS CORP. SHAREHOLDERS' EQUITY (Notes 13 and 22):
Common stock, no par value - authorized, 500,000,000 shares in 2011 and 2010; issued 143,378,085 shares in 2011 and 2010	160,222	13,260,000	13,260,000
Additional paid-in capital (Note 14)	355,256	29,366,000	29,401,000
Retained earnings	1,654,737	137,155,000	136,946,000
Accumulated other comprehensive loss (Note 15):
Foreign currency translation adjustments	(124,989)	(7,505,000)	(10,344,000)
Unrealized gain on securities	31,368	3,669,000	2,596,000
Pension liability adjustments (Note 12)	(24,190)	(1,783,000)	(2,002,000)
Total accumulated other comprehensive loss	(117,811)	(5,619,000)	(9,750,000)
Less treasury stock at cost - 2,529,607 shares and 2,179,739 shares in 2011 and 2010	(34,920)	(2,532,000)	(2,890,000)
Total Wacoal Holdings Corp. shareholders' equity	2,017,484	171,630,000	166,967,000
NONCONTROLLING INTERESTS	22,958	1,923,000	1,900,000
Total equity	2,040,442	173,553,000	168,867,000
TOTAL	$ 2,602,042	¥ 223,387,000	¥ 215,345,000